Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss	$ 2,586,196	$ (10,692,982)	$ (10,022,228)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Allowance (reversal of) for doubtful accounts - accounts receivable	738,922	(52,789)	(845,416)
Allowance for (reversal of) doubtful accounts - advance to suppliers	49,038	(142,799)	(378,233)
Write off manufacturing rebate receivable	0	5,819,059	0
Reversal of for doubtful accounts - other receivables	0	0	(84,573)
Share based compensation	0	1,840,000	0
Inventory reserve	51,676	359,501	92,064
Impairment of goodwill and intangible asset	0	0	11,998,606
Decrease in deferred tax liability	0	0	(1,799,791)
Depreciation expense	344,852	444,462	436,427
Amortization of intangible asset	8,356	472,140	441,489
Amortization of right of use assets	347,127	44,964	0
(Gain) Loss from disposal of property, plant and equipment	(6,291)	(545,844)	68,614
Issuance of common stock for service	0	0	33,812
Contingent liability	0	535,389	0
Changes in operating assets and liabilities:
Accounts receivable - non-related party	673,738	(9,573,463)	8,024,036
Advances to suppliers	1,885,042	3,694,066	7,093,022
Advances to suppliers - related party	0	1,550,000	(1,448,000)
Inventory	43,811	(737,552)	(125,492)
Prepaid expenses and other receivables	(296,077)	(768,288)	133,768
Manufacturing rebate receivable	0	0	2,374,720
Accounts payable	671,669	(16,266)	(206,261)
Accrued liabilities and other payables	1,560,046	(323,441)	313,552
Customer deposits	(1,518,851)	318,875	(3,792,409)
Lease liabilities	(366,772)	(19,824)	0
Taxes payable	1,520,519	(295,666)	1,863,853
Net cash provided by (used in) operating activities	8,293,001	(8,090,458)	14,171,560
Cash flows from investing activities
Acquisition of property, plant and equipment	(79,273)	(220,308)	(144,806)
Proceeds from disposal of property, plant and equipment	35,792	748,612	21,842
Additions to intangible assets	(2,692)	(4,220)	0
Financing receivable	(44,953,234)	0	0
Net cash (used in) provided by investing activities	(44,999,407)	524,084	(122,964)
Cash flows from financing activities
Proceeds from loans from third parties	0	6,917,589	0
Repayment of loans from third parties	(3,151,786)	(310,000)	0
Bank acceptance notes payable, net of repayment	0	(1,772,550)	1,448,667
Cancellation of common stock due to reverse split	(4,573)	0	0
Proceeds from bank loans	3,875,478	7,774,800	9,568,384
Repayment of bank loans	(4,618,488)	(8,738,900)	(11,230,688)
Proceeds from (repayment of) loans from related parties, net	9,071,272	(10,428,196)	98,474
Proceeds from issuance of common stock and warrants	10,120,400	19,362,706	9,055,232
Net cash provided by financing activities	15,292,303	12,805,449	8,940,069
Effect of exchange rate changes on cash, restricted cash and cash equivalents	(3,171,267)	988,502	1,704,662
Net (decrease) increase in cash, restricted cash and cash equivalents	(24,585,370)	6,227,577	24,693,327
Cash, restricted cash and cash equivalents, beginning of year	43,566,881	37,339,304	12,645,977
Cash, restricted cash and cash equivalents, end of year	18,981,511	43,566,881	37,339,304
Supplemental disclosure information:
Income taxes paid	2,590,282	2,278,134	436,566
Interest paid	$ 474,579	$ 265,248	$ 308,690